PILLSBURY WINTHROP SHAW PITTMAN LLP
2475 Hanover Street
Palo Alto, CA 94304
Tel: (650) 233-4500
Fax: (650) 233-4545
December 9, 2009
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:  Financial Engines, Inc.
Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Financial Engines, Inc. (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Act”), is one conformed copy of the Registrant’s Registration Statement on Form S-1, together with the exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Registrant for five (5) years.
     The filing fee of $5,580 has been calculated pursuant to Rule 457(o) of the General Rules and Regulations under the Act and has been sent by wire transfer to the Commission’s account at the U.S. Bank of St. Louis, Missouri as required by Rule 13(c) of Regulation S-T. The wire was sent on Monday, December 7, 2009.
     The Registrant has authorized us to advise you that, as contemplated by Rule 461(a) under the Act, they may make oral requests for the acceleration of the Registration Statement’s effectiveness and that they are aware of their respective obligations under the Act.

Securities and Exchange Commission
December 9, 2009

     Please direct any questions or information regarding this filing to the undersigned at (650) 233-4564 or Noelle Matteson at (650) 233-4523.

Very truly yours, /s/ Davina K. Kaile Davina K. Kaile

cc:         Jeffrey N. Maggioncalda
Raymond J. Sims
Anne S. Tuttle, Esq.
Noelle Matteson, Esq.